CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS EQUITY - EUR (€) € in Thousands	Total		Share capital [member]	Share premium [member]	Other reserves [member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2014	€ 26,684		€ 24,615	€ 53,302	€ 19,982	€ (71,215)
Capital increase in cash	119,711		7,607	112,104
Capital increase (Acquisition OnCyte)	3,452		326	3,126
Exercise of warrants	219		23	196
Share-based payments	795			59	736
Transaction costs associated with capital increases	(10,776)			(10,776)
Total transactions with owners, recognized directly in equity	113,401		7,956	104,709	736	0
Loss for the year	(29,114)	[1]				(29,114)
Currency translation differences	485				487
Remeasurements of defined benefit obligation	16					16
Total comprehensive gain/(loss) for the year	(28,613)				487	(29,098)
Ending balance at Dec. 31, 2015	111,473		32,571	158,010	21,205	(100,313)
Share-based payments	2,848				2,848
Total transactions with owners, recognized directly in equity	2,848				2,848
Loss for the year	(23,606)	[1]				(23,606)
Currency translation differences	277				277
Remeasurements of defined benefit obligation	(107)					(107)
Total comprehensive gain/(loss) for the year	(23,436)				277	(23,713)
Ending balance at Dec. 31, 2016	90,885		32,571	158,010	24,330	(124,026)
Capital increase resulting from Celdara and Dartmouth College agreements amendment	10,620		1,141	9,479
Exercise of warrants	625		625
Share-based payments	2,569			2,808	(239)
Total transactions with owners, recognized directly in equity	13,814		1,766	12,287	(239)
Loss for the year	(56,395)	[1]				(56,395)
Currency translation differences	(769)				(769)
Total comprehensive gain/(loss) for the year	(57,164)				(769)	(56,395)
Ending balance at Dec. 31, 2017	€ 47,535		€ 34,337	€ 170,297	€ 23,322	€ (180,421)

[1]	For 2017, 2016 and 2015, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.